Annual Total Returns- Vanguard 500 Index Fund (Institutional Select) [BarChart] - Institutional Select - Vanguard 500 Index Fund - Institutional Select Shares	2017	2018	2019	2020
Total	21.83%	(4.40%)	31.49%	18.40%